ELOC	6 Months Ended
Sep. 30, 2025
ELOC [Abstract]
ELOC

11. ELOC

On August 28, 2024, the Company entered into a $25 million equity line of credit (ELOC) agreement with White Lion Capital, LLC, which was declared effective by the U.S. Securities and Exchange Commission (SEC). This agreement allows the Company to sell up to $25 million in shares over a 24-month period, subject to specific conditions outlined in the Purchase Agreement.

As part of the consideration for entering into the ELOC, the Company issued 292 common shares to White Lion as a commitment fee. These shares were accounted for as share issuance costs in the Condensed Consolidated Interim Statement of Changes in Equity.

During the six months ended September 30, 2025 the Company issued 1,283,950 (September 30, 2024 - 23,538) common shares for total consideration of $7,349,396 (September 30, 2024 - $1,891,030). Share issuance costs of $293,975 (September 30, 2024 - $278,141) consisted of $nil (September 30, 2024 - $187,500) ($93,750 not yet settled at September 30, 2024) share settled issuance costs and $293,975 (September 30, 2024 - $90,641) cash settled share issuance costs.